UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2000

(Please read instructions before preparing form.)

If amended report check here:

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc.        530 Fifth Avenue  New York    NY          10036
--------------------------------------------------------------------------------
Business Address                (Street)          (City)   (State)        (Zip)

Stanley Knowlton                                                   212-764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of November, 2000.


                                       Stanley Knowlton
                                     --------------------------------------
                                     (Name of Institutional Investment Manager)


                                       /s/ Stanley Knowlton
                                     --------------------------------------
                                     (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                 13F File No.:      Name                  13F File No.:
-----                 -------------      ----                  -------------

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Page 2 of 2

                       Knowlton Brothers, Inc. - Form 13F

In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Mr. Stanley Knowlton by Knowlton Brothers, Inc.

                     Investment Discretion Voting Authority

          Issuer             Class     CUSIP          Value       Position     Sole   Shared   Shared   Managers   Sole    Shared
                                                                                      Instr.V
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp.                     COM    00130H105      8,471,258.00     123,668                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp.                     COM    00130H105      2,164,600.00      31,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Alloy Online                  COM     19855105        428,400.00      50,400                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                  COM     21441100      1,156,550.00      24,200                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Alza                          COM     22615108      3,628,502.00      41,948                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Liberty Media            COM     1957208       1,864,800.00     103,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Avant!                        COM     53487104      1,600,525.00      87,700                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostic            COM     90945106      1,232,137.50      30,900                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                  COM    192422103      6,612,958.88     167,682                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                  COM    192422103      1,561,725.00      39,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale              COM    22160K105      1,701,456.25      48,700                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Dendrite                      COM    248239105      4,472,593.13     168,810                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
EMC                           COM    268648102      1,169,675.00      11,800                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      COM    278856109      7,731,680.00     483,230                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      COM    278856109      1,641,600.00     102,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
E Trade Group                 COM    269246104        871,187.50      53,000                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging       COM    286082102      2,822,950.00     111,800                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen Div          COM    372917104      2,485,434.38      36,450                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen Div          COM    372917104      1,247,831.25      18,300                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Gentex                        COM    371901109        936,125.00      37,445                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Hollis Eden                   COM    435902101      2,073,093.75     175,500                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
HNC Software                  COM    40425P107     13,826,312.50     169,000                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
HNC Software                  COM    40425P107      2,225,300.00      27,200                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Hot Jobs.com                  COM    441474103        448,743.75      26,300                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------


          Issuer             Class     CUSIP          Value       Position     Sole   Shared   Shared   Managers   Sole    Shared
                                                                                      Instr.V
-----------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Corp.      COM    45168D104      1,803,431.50      67,418                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Corp.      COM    45168D104      1,974,150.00      73,800                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
iManage                       COM    45245Y105      1,848,000.00     231,000                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Impath                        COM    45255G101     13,298,796.25     210,674                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Information Architects        COM    456698107        677,737.50     204,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Integral Systems              COM    45810H107      1,022,437.50      61,500                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
ISG International Software    COM    M5733BI04        656,775.00      55,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                 COM    466313103      2,814,800.00      49,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Lifeminders.com               COM    53220QI05      1,118,753.63      48,774                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Lifeminders.com               COM    53220QI05        894,562.50      39,000                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Luminex                       COM    55027E102        706,800.00      18,600                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Luminex                       COM    55027E102        934,800.00      24,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Pharmaceutical          COM    57772MI07      2,521,125.00      41,500                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Maxwell Shoe                  COM    577766108        784,243.75      70,100                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology             COM    595112103      1,173,000.00      25,500                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.       COM    553477100      3,724,687.50      82,200                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Napro Biotherapeutics Inc.    COM    630795102      1,148,381.25     125,850                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated Comm         COM    629407107      1,314,395.06      28,381                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Network Associates            COM    640938106      9,546,030.50     421,924                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Network Associates            COM    640938106      2,521,556.25     111,450                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems              COM    670008101      1,219,937.50      26,200                      X    1,2,3                 X
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems              COM    670008101        521,500.00      11,200                      X    1, 2, 3,4             X
-----------------------------------------------------------------------------------------------------------------------------------
Oak Technology                COM    671802106      2,198,431.50      80,308                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                  COM    68389X105        496,125.00       6,300                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.   COM    699173100      6,849,948.44     626,281                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.   COM    699173100      1,735,781.25     158,700                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------


          Issuer             Class     CUSIP          Value       Position     Sole   Shared   Shared   Managers   Sole    Shared
                                                                                      Instr.V
-----------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen           COM   718592108         512,531.25      49,700                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems Inc.         COM   723481107       6,619,837.50     588,430                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
PE Celera Genomics            COM   69332S201         617,675.00       6,200                      X    1, 2, 3,4             X
-----------------------------------------------------------------------------------------------------------------------------------
PRI Automation                COM   69357H106         547,500.00      30,000                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
QRS                           COM   74726X105       4,866,964.88     323,118                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Remedy                        COM   759548100       2,019,625.00     107,000                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                 COM   871607107       8,173,425.00     215,800                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                 COM   871607107       1,401,375.00      37,000                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems          COM   88355K200       1,857,710.25     210,804                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Verisign                      COM   92343E102       4,643,137.63      22,922                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Verisign                      COM   92343E102       3,242,417.94      16,007                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Wiley, John & Sons            COM   968223206       3,032,337.50     132,200                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems            COM   973149107       2,187,819.56      45,639                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems            COM   973149107       1,981,832.13      41,342                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications        COM   975515107         847,617.50      54,685                      X    1, 2, 3               X
-----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications        COM   975515107         981,925.00      63,350                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                   COM   983919101       1,421,375.00      16,600                      X    1, 2, 3, 4            X
-----------------------------------------------------------------------------------------------------------------------------------
                                                  180,836,731.91